Presentation of the Financial Statements	12 Months Ended
Dec. 31, 2018
Presentation of the Financial Statements
Presentation of the Financial Statements

2.     Presentation of the Financial Statements

2.1.     Preparation basis and presentation

The consolidated financial statements was prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The main accounting polices applied in the preparation of these financial statements are presented in Note 3.

The financial statements were prepared using the historical cost as the basis of value, except for certain assets and liabilities financial and biological assets that are measured at fair value.

The preparation of financial statements requires the use of certain significant accounting estimates and the exercise of judgment by Management in the process of applying accounting practices. The areas requiring a higher level of judgment and which are more complex, as well as areas in which assumptions and estimates are significant for the financial statements, are disclosed in Note 3.1.26.

The Company affirms that all the information relevant to its financial statements is being evidenced and only these, which correspond to those used by the Management for its Administration.

These financial statements were approved by the Company’s Board of Directors on February 21, 2019 and updated by subsequent events through April 30, 2019 as approved by the executive management.

2.1.1.     Consolidated financial statements

The consolidated financial statements were prepared based on the information provided by Suzano and its subsidiaries on the reference date, as well as in accordance with consistent accounting practices.

The subsidiaries are consolidated from the date control is obtained until the date that control ceases to exist. In the case of joint venture with other Companies, these investments are accounted for under the equity method, both in the individual financial statements and in the consolidated financial statements.

The joint operations are companies in which the Company maintains the joint operation, contractually established, over its economic activity and that exists only when the strategic, financial and operational decisions related to the activity require the unanimous consent of the parties that share the control.

In the consolidation process, the balances in the balance sheet and income statement accounts corresponding to the transactions with subsidiaries are eliminated, as well as the unrealized gains and losses and the investments in these subsidiaries and their respective equity accounting results.

Companies included in the Company’s consolidated financial statements are the following:

				Interest in capital (%)
Investee	Nature of the main operation	Country	Type of interest	12/31/2018	12/31/2017
AGFA - Comércio, Administração e Participações Ltda. ("AGFA") (a)	Investment in Facepa	Brazil	Direct	100%	—
Asapir Produção Florestal e Comércio Ltda ("Asapir")	Loan agreement	Brazil	Joint Operation	50%	50%
Comercial e Agrícola Paineiras Ltda ("Paineiras")	Land lease	Brazil	Direct	100%	100%
Eucalipto Holding S.A ("Eucalipto")	Holding	Brazil	Direct	100%	—
Facepa - Fábrica de papel da Amazônia S.A. ("Facepa") (a)	Production and sale of tissue paper	Brazil	Direct/Indirect	92.8%	—
Futuragene Brasil Tecnologia Ltda ("Futuragene Brasil")	Biotechnology research and development	Brazil	Indirect	100%	100%
FuturaGene Ltd ("Futuragene")	Biotechnology research and development	United Kingdom	Indirect	100%	100%
Ibema Companhia Brasileira de Papel ("Ibema")	Production and sale of paperboard	Brazil	Joint Venture	49.9%	49.9%
Maxcel Empreendimentos e Participações S.A. ("Maxcel") (c)	Holding	Brazil	Direct	100%	—
Mucuri Energética S.A. ("PCH Mucuri") (b)	Energy generation and distribution	Brazil	Direct	100%	—
Ondurman Empreendimentos Imobiliários Ltda ("Ondurman")	Land lease	Brazil	Direct	100%	100%
Paineiras Logística e Transporte Ltda ("Paineiras Logística")	Commissioning of road transport	Brazil	Direct	100%	100%
Stenfar S.A. Indll. Coml. Imp. Y. Exp. ("Stenfar")	Sale of paper and IT materials	Argentina	Direct/Indirect	100%	100%
Sun Paper and Board Limited ("Sun Paper")	Shared expenses	United Kingdom	Direct	100%	100%
Suzano Áustria GmbH ("Suzano Áustria")	Capital raising	Austria	Direct	100%	100%
Suzano Luxembourg ("Suzano Luxemburgo")	Not operational	Luxembourg	Direct	100%	—
Suzano Pulp and Paper America Inc ("Suzano América")	Sale of pulp and paper	United States	Direct	100%	100%
Suzano Pulp and Paper Europe S.A. ("Suzano Europa")	Sale of pulp and paper	Switzerland	Direct	100%	100%
Suzano Trading Ltd ("Suzano Trading")	Sale of pulp and paper	Cayman Islands	Direct	100%	100%
Terminal de Celulose de Itaqui S.A. ("Itacel")	Port services	Brazil	Indirect	100%	—
(a)	See Note 1.1 b), ii).
(b)	See Note 1.1 b), iii).
(c)	See Note 1.1 b), iv).

2.2.     Functional currency and presentation currency

The information included in the financial statements are measured using the currency of the main economic environment in which the subsidiary operates the (“functional currency”).

The financial statements are presented in Brazilian Real, which is Suzano’s functional currency, and also its presentation currency.

a)    Foreign-currency translation

Monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the exchange rate effective on the respective balance sheets dates. Gains and losses resulting from the adjustment of these assets and liabilities, verified between the exchange rate effective on the date of transaction and end of years are recognized as financial income or expenses in the income statement.

b)    Foreign subsidiaries

Foreign subsidiaries prepare their individual financial statements in their functional currency.

The conversion process for the presentation of the consolidated financial statements, assets and liabilities monetary are converted from their functional currency to Reais using the exchange rate of the balance sheet dates and the respective income and expense accounts are determined by the rates monthly average of the exercises. Non-monetary assets and liabilities are translated from their functional currency into Reais at the exchange rate of the date of the accounting transaction (historical rate).

Gains and losses resulting from the exchange variation calculated on the investments in subsidiaries abroad, measured by the equity method and the gains and losses resulting from the exchange variation determined in the conversion process for the consolidation of the Company's financial statements, are recognized in the caption Other reserves and presented in other comprehensive income in Shareholders' equity.

The functional currency of foreign subsidiaries are the following:

Subsidiary	Country	Currency name
Suzano Trading	Cayman Islands
Suzano Luxemburgo	Luxembourg	U.S. Dollar
Suzano América	United States
Suzano Áustria	Austria

FuturaGene	United Kingdom	Pound Sterling
Sun Paper

Suzano Europa	Switzerland	Swiss Franc

Stenfar	Argentina	Argentine Peso (a)
(a)

Argentina presented a significant increase in inflation indicators in the first half of 2018, accompanied by a high degree of devaluation of the Argentine peso (ARS). On June 14, 2018, the National Institute of Statistics and Censuses of Argentina ("INDEC") published the price index indicating that the inflation accumulated in the last 3 years exceeded 100%. And as established by IAS 29 - Accouting in a Hyperinflationary Economies, it was possible to conclude that as of July 1, 2018 Argentina was considered as a hyperinflationary economy.

The wholly-owned subsidiary Stenfar is headquartered in Argentina and has applied the requirements of IAS 29. Suzano has recognized the effects of these variations, considered intangible for the purpose of these financial statements, using the equity method, directly reflected in Other Reserves.

2.3.  Presentation of information by operating segment

On December 31, 2018, the Board of Directors has been identified as the Chief operating decision-maker, which is responsible for allocating resources and assessing performance of the operating segments. The operating segments are:

i)     Pulp: comprises production and sale of hardwood eucalyptus pulp and fluff mainly to supply the foreign market, with any surplus sold in the domestic market.

ii)    Paper: comprises production and sale of paper to meet the demands of both domestic and international markets. Consumer goods (tissue) sales are classified under this segment due to its immateriality.

2.4.  Revised of comparative figures

The financial statements as of December 31, 2017, presented for comparison purposes, were adjusted for a better presentation and comparison with the information for the period ended December 31, 2018. The reclassifications between items of Current Assets did not change the total of this group and also do not change the total of the Assets. The reclassifications were:

i)   Other Assets in the amount of R$ 12,870, related to advances for the acquisition of wood for Advances to Suppliers;